Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Cash paid for interest, net of capitalized interest	$ 133.4	$ 98.8	$ 81.6
Income taxes paid, net of refunds	135.3	33.3	62.8
Net interest payments	0.0	16.6	19.6
Tax payments, net of refunds	10.0	11.0	16.2
Noncash additions to property, plant and equipment	$ 3.1	$ 6.1	$ 3.1